Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

On August 14, 2026, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain investors for a private placement offering (the “Private Placement”) of 5,000,000 Class A ordinary shares (the “Shares”) of the Company, par value $0.01 per share, at the subscription price of $0.80 per Class A Ordinary Share, for aggregate gross proceeds of $4,000,000. The Company has received the gross proceeds in full from the investors, and all Shares have been issued as of the date of this report.

The Company evaluated subsequent events through September 18, 2026, the date on which these unaudited condensed consolidated financial statements were issued, and concluded that there were no additional subsequent events, other than those disclosed above, requiring adjustment to or disclosure in, the unaudited condensed consolidated financial statements.